Condensed Financial Information of the Parent Company Only - Schedule of Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income	$ 20,751	$ 22,517	$ 14,293
Adjustments to reconcile net income to net cash provided by operating activities:
Net cash provided by operating activities	20,279	30,212	21,017
Cash flows from investing activities:
Net cash used in investing activities	(206,535)	(127,535)	(139,561)
Cash flows from financing activities:
Cash dividends paid - common stock	(4,240)	(3,616)	(3,030)
Purchase of treasury stock	(2,892)	(2,148)	(906)
Net cash provided by financing activities	110,067	76,869	220,786
Net (decrease) increase in cash and cash equivalents	(76,189)	(20,454)	102,242
Cash and cash equivalents, beginning of year	159,909	180,363	78,121
Cash and cash equivalents, end of year	83,720	159,909	180,363
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Cash flows from operating activities:
Net income	20,751	22,517	14,293
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed income of subsidiaries	(12,550)	(17,191)	(12,690)
Decrease in deferred tax asset	540	907	432
Other, net	(1,060)	(607)	1,031
Net cash provided by operating activities	7,681	5,626	3,066
Cash flows from investing activities:
(Increase) decrease in investment in subsidiaries, net	110	(70)	307
Net cash used in investing activities	110	(70)	307
Cash flows from financing activities:
Cash dividends paid - common stock	(4,240)	(3,616)	(3,030)
Purchase of treasury stock	(2,892)	(2,148)	(906)
Net cash provided by financing activities	(7,132)	(5,764)	(3,936)
Net (decrease) increase in cash and cash equivalents	659	(208)	(563)
Cash and cash equivalents, beginning of year	1,805	2,013	2,576
Cash and cash equivalents, end of year	$ 2,464	$ 1,805	$ 2,013